UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [ ]: Amendment Number: ____________________

      This Amendment (Check only one):   |_| is a restatement.

                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049



Form 13F File Number:   028-06233
                     ---------------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl B. Tash                11726 San Vicente Blvd. #600        May 16, 2005
-------------------------       Los Angeles, CA  90049


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         39

Form 13F Information Table Value Total:         $ 376,151.93 (thousands)

List of Other Included Managers:                None

------------------------------------------------------------------------------------------------------------------------------------
                                                      Form 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
          Column 1               Column 2     Column 3     Column 4            Column 5        Column 6   Column 7      Column 8
----------------------------  --------------  --------- -------------- ---------------------  ----------  --------  ----------------
           Name of              Class Title     CUSIP   Value (x$1000)  Shrs or  SH/PRN Put/  Investment   Other    Voting authority
           Issuer                                                       prn amt.        Call  discretion  managers  Sole Shared None
----------------------------  --------------  --------- -------------- --------- ------ ----  ----------  --------  ---- ------ ----
Acadia Rlty Tr                Com Sh Ben Int  004239109    $23,656.90  1,471,200   SH            Yes       None     Sole
American Ld Lease Inc               Com       027118108     $7,418.68    320,600   SH            Yes       None     Sole
AvalonBay Cmntys Inc                Com       053484101    $11,298.86    168,917   SH            Yes       None     Sole
Biomed Realty Trust Inc             Com       09063H107    $15,522.10    753,500   SH            Yes       None     Sole
BNP Residential Pptys Inc           Com       05564T103     $5,496.00    343,500   SH            Yes       None     Sole
Boston Properties Inc               Com       101121101    $10,196.94    169,300   SH            Yes       None     Sole
Brookfield Pptys Corp               Com       112900105     $6,152.30    159,800   SH            Yes       None     Sole
Carramerica Rlty Corp               Com       144418100    $11,970.07    379,400   SH            Yes       None     Sole
Catellus Dev Corp New               Com       149113102    $11,945.65    448,242   SH            Yes       None     Sole
Corporate Office Pptys Tr       Sh Ben Int    22002T108     $5,160.95    194,900   SH            Yes       None     Sole
Corrections Corp of Amer New      Com New     22025Y407     $3,539.62     91,700   SH            Yes       None     Sole
Eagle Hospitality Ppty Tr In        Com       26959T102     $5,835.88    650,600   SH            Yes       None     Sole
Equity Lifestyle Pptys Inc          Com       29472R108    $14,674.57    416,300   SH            Yes       None     Sole
Essex Ppty Tr Inc                   Com       297178105     $9,998.77    144,700   SH            Yes       None     Sole
Fairmont Hotels Resorts Inc         Com       305204109     $9,136.70    275,700   SH            Yes       None     Sole
Federal Realty Invt Tr        Sh Ben Int New  313747206    $10,385.58    214,800   SH            Yes       None     Sole
First Potomac Rlty Tr               Com       33610F109     $7,901.53    345,800   SH            Yes       None     Sole
Government Pptys Tr Inc             Com       38374W107     $6,634.36    666,100   SH            Yes       None     Sole
Health Care Pptys Invs Inc          Com       421915109     $1,121.87     47,800   SH            Yes       None     Sole
Home Properties Inc                 Com       437306103    $15,694.60    404,500   SH            Yes       None     Sole
Host Marriott Corp New              Com       44107P104    $13,160.23    794,700   SH            Yes       None     Sole
Interstate Hotels & Resorts I       Com       46088S106        $56.88     11,800   SH            Yes       None     Sole
Intrawest Corporation             Com New     460915200    $21,752.72  1,137,100   SH            Yes       None     Sole
Istar Finl Inc                      Com       45031U101     $7,692.42    186,800   SH            Yes       None     Sole
Kite Rlty Group Tr                  Com       49803T102     $8,379.36    581,900   SH            Yes       None     Sole
Macerich Co                         Com       554382101    $17,140.18    321,700   SH            Yes       None     Sole
MI Devs Inc                    CL A Sub Vtg   55304X104    $13,531.85    426,200   SH            Yes       None     Sole
Newcastle Invt Corp                 Com       65105M108       $248.64      8,400   SH            Yes       None     Sole
Plum Creek Timber Co Inc            Com       729251108       $385.56     10,800   SH            Yes       None     Sole
Shurgard Storage Ctrs Inc           Com       82567D104     $9,716.36    237,100   SH            Yes       None     Sole
Simon Ppty Group Inc New            Com       828806109    $18,434.49    304,300   SH            Yes       None     Sole
Spirit Fin Corp                     Com       848568309     $9,944.50    915,700   SH            Yes       None     Sole
Starwood Hotels & Resorts Wrld  Paired CTF    85590A203     $5,066.53     84,400   SH            Yes       None     Sole
Stratus Pptys Inc                 Com New     863167201       $244.38     15,274   SH            Yes       None     Sole
Sunterra Corp                     Com New     86787D208     $7,583.73    502,900   SH            Yes       None     Sole
Taubman Ctrs Inc                    Com       876664103    $28,261.51  1,018,800   SH            Yes       None     Sole
Vail Resorts Inc                    Com       91879Q109     $8,549.65    338,600   SH            Yes       None     Sole
Ventas Inc                          Com       92276F100     $1,143.17     45,800   SH            Yes       None     Sole
Vornado Rlty Tr                 Sh Ben Int    929042109    $11,117.84    160,500   SH            Yes       None     Sole

                                                          $376,151.93